Net Tangible and Intangible Assets and Liabilities Acquired (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Apr. 08, 2011	Dec. 31, 2011 SynthRx
Net Tangible and intangible assets and liabilities acquired
Net tangible assets acquired				$ 18,513
Net tangible liabilities assumed				(295,899)
Acquired intangibles:
In-process research and development	6,500,000	6,500,000		6,549,000
Goodwill	3,000,000	3,000,000		3,006,883
Deferred income tax liability	(2,600,000)	(2,600,000)		(2,608,755)
Total purchase price			$ 6,700,000	$ 6,669,742